INCOME TAXES - Schedule of Loss before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Taxes [Line Items]
Loss before income tax	$ (146,165)	$ (360,925)	$ (302,459)
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Loss before income tax	(25,450)	(271,801)	(191,655)
Hong Kong and other jurisdictions operations [Member]
Schedule Of Income Taxes [Line Items]
Loss before income tax	$ (120,715)	$ (89,124)	$ (110,804)